Events After The Reporting Period (Details Narrative) - CAD ($)		1 Months Ended				12 Months Ended
	Nov. 05, 2021	Oct. 18, 2021	Jul. 16, 2021	Jun. 30, 2021	Aug. 25, 2020	Jul. 31, 2020	Nov. 02, 2021
Statement [Line Items]
Shares issued on exercise of warrants			2,000,000	1,527,273	1,200,000
Warrant exercise price			$ 0.05	$ 0.05	$ 0.05	$ 0.05
Proceeds from exercise of warrants			$ 100,000	$ 76,364	$ 60,000
Subsequent Event [Member]
Statement [Line Items]
Shares issued on exercise of warrants		1,909,092
Warrant exercise price		$ 0.05
Proceeds from exercise of warrants		$ 95,455
Cash consideration schedule description	according to the following schedule: $50,000 immediately on the date of receipt of TSX Venture Exchange conditional approval of this transaction (“TSX-V Approval Date); $50,000 on or before the date that is six months after the TSX-V Approval Date; $50,000 on or before the date that is twelve months after the TSX-V Approval Date and $50,000 on or before the date that is eighteen months after the TSX-V Approval Date. The Company will also be required to make payments of $125,000 over two years to the third party in connection with the additional option.
Subsequent Event [Member] | Torr [Member]
Statement [Line Items]
Historical data puchased							$ 150,000
Subsequent Event [Member] | Jake Property [Member]
Statement [Line Items]
Acquired ownership percentage	100.00%
Payment to acquire business	$ 200,000